Cover	Dec. 29, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 29, 2023
Entity File Number	333-208814
Entity Registrant Name	SATIVUS TECH CORP.
Entity Central Index Key	0001661600
Entity Tax Identification Number	47-2847446
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	#3 Bethesda Metro Center
Entity Address, Address Line Two	#700
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20814
City Area Code	800
Local Phone Number	608-6432
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false